Summary of Short-Term Borrowings and Long-Term Debt (Detail) In Millions, unless otherwise specified	Jul. 28, 2012 USD ($)		Jan. 28, 2012 USD ($)		Jul. 30, 2011 USD ($)		Jan. 29, 2011 USD ($)		Jan. 28, 2012 7.625% notes, due fiscal 2011 USD ($)		Jan. 29, 2011 7.625% notes, due fiscal 2011 USD ($)		Jul. 28, 2012 Toys-Japan 1.85%-2.85% loans due fiscals 2012-2016 USD ($)	Jan. 28, 2012 Toys-Japan 1.85%-2.85% loans due fiscals 2012-2016 USD ($)		Jul. 30, 2011 Toys-Japan 1.85%-2.85% loans due fiscals 2012-2016 USD ($)	Jan. 29, 2011 Toys-Japan 1.85%-2.85% loans due fiscals 2012-2016 USD ($)		Jul. 28, 2012 French real estate credit facility, due fiscal 2012 USD ($)	Jan. 28, 2012 French real estate credit facility, due fiscal 2012 USD ($)	Jan. 28, 2012 French real estate credit facility, due fiscal 2012 EUR (€)	Jul. 30, 2011 French real estate credit facility, due fiscal 2012 USD ($)	Jan. 29, 2011 French real estate credit facility, due fiscal 2012 USD ($)	Jul. 28, 2012 Spanish real estate credit facility, due fiscal 2012 USD ($)	Jan. 28, 2012 Spanish real estate credit facility, due fiscal 2012 USD ($)	Jan. 28, 2012 Spanish real estate credit facility, due fiscal 2012 EUR (€)	Jul. 30, 2011 Spanish real estate credit facility, due fiscal 2012 USD ($)	Jan. 29, 2011 Spanish real estate credit facility, due fiscal 2012 USD ($)	Jul. 28, 2012 U.K. real estate senior credit facility, due fiscal 2013 USD ($)	Jan. 28, 2012 U.K. real estate senior credit facility, due fiscal 2013 USD ($)	Jan. 28, 2012 U.K. real estate senior credit facility, due fiscal 2013 GBP (£)	Jul. 30, 2011 U.K. real estate senior credit facility, due fiscal 2013 USD ($)	Jan. 29, 2011 U.K. real estate senior credit facility, due fiscal 2013 USD ($)	Jul. 28, 2012 U.K. real estate junior credit facility, due fiscal 2013 USD ($)	Jan. 28, 2012 U.K. real estate junior credit facility, due fiscal 2013 USD ($)	Jan. 28, 2012 U.K. real estate junior credit facility, due fiscal 2013 GBP (£)	Jul. 30, 2011 U.K. real estate junior credit facility, due fiscal 2013 USD ($)	Jan. 29, 2011 U.K. real estate junior credit facility, due fiscal 2013 USD ($)	Jul. 28, 2012 7.875% senior notes, due fiscal 2013 USD ($)		Jan. 28, 2012 7.875% senior notes, due fiscal 2013 USD ($)		Jul. 30, 2011 7.875% senior notes, due fiscal 2013 USD ($)		Jan. 29, 2011 7.875% senior notes, due fiscal 2013 USD ($)		Jul. 28, 2012 Secured term loan facility, due fiscal 2016 USD ($)		Jan. 28, 2012 Secured term loan facility, due fiscal 2016 USD ($)		Jul. 30, 2011 Secured term loan facility, due fiscal 2016 USD ($)		Jul. 28, 2012 7.375% senior secured notes, due fiscal 2016 USD ($)		Jan. 28, 2012 7.375% senior secured notes, due fiscal 2016 USD ($)		Jul. 30, 2011 7.375% senior secured notes, due fiscal 2016 USD ($)		Jan. 29, 2011 7.375% senior secured notes, due fiscal 2016 USD ($)		Jul. 28, 2012 10.750% senior notes, due fiscal 2017 USD ($)		Jan. 28, 2012 10.750% senior notes, due fiscal 2017 USD ($)		Jul. 30, 2011 10.750% senior notes, due fiscal 2017 USD ($)		Jan. 29, 2011 10.750% senior notes, due fiscal 2017 USD ($)		Jul. 28, 2012 8.500% senior secured notes, due fiscal 2017 USD ($)		Jan. 28, 2012 8.500% senior secured notes, due fiscal 2017 USD ($)		Jul. 30, 2011 8.500% senior secured notes, due fiscal 2017 USD ($)		Jan. 29, 2011 8.500% senior secured notes, due fiscal 2017 USD ($)		Jul. 28, 2012 Incremental secured term loan facility, due fiscal 2018 USD ($)		Jan. 28, 2012 Incremental secured term loan facility, due fiscal 2018 USD ($)		Jul. 30, 2011 Incremental secured term loan facility, due fiscal 2018 USD ($)		Jan. 29, 2011 Incremental secured term loan facility, due fiscal 2018 USD ($)		Jul. 28, 2012 7.375% senior notes, due fiscal 2018 USD ($)		Jan. 28, 2012 7.375% senior notes, due fiscal 2018 USD ($)		Jul. 30, 2011 7.375% senior notes, due fiscal 2018 USD ($)		Jan. 29, 2011 7.375% senior notes, due fiscal 2018 USD ($)		Jul. 28, 2012 8.750% debentures, due fiscal 2021 USD ($)		Jan. 28, 2012 8.750% debentures, due fiscal 2021 USD ($)		Jul. 30, 2011 8.750% debentures, due fiscal 2021 USD ($)		Jan. 29, 2011 8.750% debentures, due fiscal 2021 USD ($)		Jul. 28, 2012 Finance obligations associated with capital projects USD ($)	Jan. 28, 2012 Finance obligations associated with capital projects USD ($)	Jul. 30, 2011 Finance obligations associated with capital projects USD ($)	Jan. 29, 2011 Finance obligations associated with capital projects USD ($)	Jul. 28, 2012 Line of credit Labuan uncommitted lines of credit USD ($)	Jan. 28, 2012 Line of credit Labuan uncommitted lines of credit USD ($)		Jul. 30, 2011 Line of credit Labuan uncommitted lines of credit USD ($)	Jan. 29, 2011 Line of credit Labuan uncommitted lines of credit USD ($)		Jul. 28, 2012 Line of credit Toys-Japan unsecured credit lines expires fiscals 2012-2013 USD ($)	Jan. 28, 2012 Line of credit Toys-Japan unsecured credit lines expires fiscals 2012-2013 USD ($)		Jan. 29, 2011 Line of credit Toys-Japan unsecured credit lines expires fiscals 2012-2013 USD ($)		Jul. 28, 2012 Line of credit Secured Revolving Credit Facility Expires Fiscal 2015 USD ($)		Jan. 28, 2012 Line of credit Secured Revolving Credit Facility Expires Fiscal 2015 USD ($)		Jul. 30, 2011 Line of credit Secured Revolving Credit Facility Expires Fiscal 2015 USD ($)		Jan. 29, 2011 Line of credit Secured Revolving Credit Facility Expires Fiscal 2015 USD ($)		Jul. 28, 2012 Line of credit European and Australian asset-based revolving credit facility, expires fiscal 2016 USD ($)	Jan. 28, 2012 Line of credit European and Australian asset-based revolving credit facility, expires fiscal 2016 USD ($)		Jul. 30, 2011 Line of credit European and Australian asset-based revolving credit facility, expires fiscal 2016 USD ($)	Jan. 29, 2011 Line of credit European and Australian asset-based revolving credit facility, expires fiscal 2016 USD ($)		Jan. 28, 2012 Line of credit Secured term loan facility, due fiscal 2016 USD ($)		Jan. 29, 2011 Line of credit Secured term loan facility, due fiscal 2016 USD ($)
Debt Instrument [Line Items]
Labuan uncommitted lines of credit																																																																																																									$ 14	$ 9	[1]	$ 0	$ 0	[1]
7.375% senior secured notes, due fiscal Long-term debt									0	[2],[3]	503	[2],[3]	154	166	[4]	194	177	[4]	75	81	61	89	84	156	168	127	184	175	546	547	348	573	555	95	95	60	100	97	399	[5]	398	[2],[5]	397	[5]	396	[2]	680	[6]	683	[6]	686	[6]	363	[6]	365	[6]	358	[6]	348	[6]	932	[6]	931	[6],[7]	930	[6]	929	[7]	717	[8]	717	[8]	716	[8]	716	[8]	393	[6]	394	[6],[9]	396	[6]	0	[6],[9]	404	[5]	404	[2],[5]	404	[5]	405	[2]	22	[10]	22	[10],[11]	22	[10]	22	[11]	153	147	128	123							0	0	[12]	17	[12]	0	[6]	0	[6]	173	[6]	0	[6]	0	0	[13]	33	0	[13]	683	[6]	687	[6]
Capital lease obligations	38		43		43		54
Long-term debt	5,464		5,161		5,534		5,288
Less current portion	985	[14]	315	[14],[15]	171	[14]	570	[15]			503								75	81				156	168				546					95
Total Long-term debt	$ 4,479	[16]	$ 4,846	[16]	$ 5,363	[16]	$ 4,718	[16]

[1]	Pursuant to the acquisition of Labuan on October 31, 2011, the Company, as of January 28, 2012, reported borrowings under uncommitted lines of credit for the joint venture, which has been included in Accrued expenses and other current liabilities on our Consolidated Balance Sheet.
[2]	Represents obligations of Toys "R" Us, Inc. (the "Parent Company") legal entity. For further details on parent company information, refer to Schedule I-Parent Company Condensed Financial Statements and Notes to the Condensed Financial Statements.
[3]	On June 24, 2011, we redeemed the 7.625% notes due fiscal 2011 (the "2011 Notes") with funds received from the net proceeds of a new tranche of term loans in an aggregate principal amount of $400 million ("Incremental Secured Term Loan") and borrowings under our secured revolving credit facility ("ABL Facility").
[4]	On February 28, 2011, Toys-Japan entered into an additional bank loan with a financial institution totaling ¥1.0 billion ($13 million at January 28, 2012). Commencing in January 2012, Toys-Japan is required to make annual principal payments of approximately ¥1.6 billion ($21 million at January 28, 2012). As such, this amount has been classified as Current portion of long-term debt on our Consolidated Balance Sheet as of January 28, 2012.
[5]	Represents obligations of Toys "R" Us, Inc. (the "Parent Company") legal entity.
[6]	Represents obligations of Toys "R" Us-Delaware, Inc. ("Toys-Delaware").
[7]	Represents obligations of Toys "R" Us Property Company I, LLC ("TRU Propco I") and its subsidiaries.
[8]	Represents obligations of Toys "R" Us Property Company II, LLC ("TRU Propco II").
[9]	On May 25, 2011, Toys-Delaware and certain of its subsidiaries issued the Incremental Secured Term Loan. Pursuant to the terms of the agreement, Toys-Delaware is required to make quarterly principal payments equal to 0.25% ($4 million per year) of the original principal amount of the loan. As such, this amount has been classified as Current portion of Long-term debt on our Consolidated Balance Sheet as of January 28, 2012.
[10]	Represents obligations of Toys "R" Us, Inc. and Toys-Delaware.
[11]	Represents obligations of the Parent Company and Toys-Delaware.
[12]	On March 18, 2011, Toys-Japan entered into an agreement to refinance, at maturity, Tranche 2 of its committed lines of credit to extend the maturity date of the agreement and amend certain other provisions.
[13]	On March 8, 2011, certain of our foreign subsidiaries amended and restated the credit agreement to extend the maturity date of the facility and amend certain other provisions.
[14]	Current portion of Long-term debt as of July 28, 2012 is primarily comprised of $546 million of U.K. real estate senior credit facility due April 7, 2013; $156 million of our Spanish real estate credit facility due February 1, 2013; $95 million of our U.K. real estate junior credit facility due April 7, 2013; and $75 million of our French real estate credit facility due February 1, 2013.
[15]	Current portion of Long-term debt as of January 28, 2012 is primarily comprised of $168 million of our Spanish real estate credit facility and $81 million of our French real estate credit facility due 2012. Current portion of Long-term debt as of January 29, 2011 was primarily comprised of $503 million of the 2011 notes, which were redeemed on June 24, 2011.
[16]	We maintain derivative instruments on certain of our long-term debt, which impact our effective interest rates. Refer to Note 3 entitled "DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES" for further details.